DERIVATIVE INSTRUMENTS - Effect of Derivative Instruments in Cash Flow Hedging Relationship on Income and Other Comprehensive Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Derivative [Line Items]
Amount of gain (loss) recognized in other comprehensive income on derivative, net of tax	$ 16,844	$ (3,621)	$ (5,300)
Amount of gain (loss) reclassified from other comprehensive income into income (expenses), net of tax	(10,088)	4,520	13,335
Forward contracts
Derivative [Line Items]
Amount of gain (loss) recognized in other comprehensive income on derivative, net of tax	16,844	(3,621)	(5,300)
Forward contracts | Cost of revenues, operating expenses
Derivative [Line Items]
Amount of gain (loss) reclassified from other comprehensive income into income (expenses), net of tax	$ (10,088)	$ 4,520	$ 13,335